OCEAN PARK DOMESTIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
7,600	Invesco S&P 500 Equal Weight ETF	$ 1,316,548
5,200	iShares Select Dividend ETF	698,308
11,650	Pacer US Cash Cows 100 ETF	637,954
4,200	Vanguard Mid-Cap Value ETF	674,268
17,937	Vanguard S&P 500 ETF	9,218,004
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,834,154)	12,545,082

	TOTAL INVESTMENTS - 99.5% (Cost $12,834,154)	$ 12,545,082
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	68,927
	NET ASSETS - 100.0%	$ 12,614,009

ETF	- Exchange-Traded Fund